CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Jan. 01, 2021 CNY (¥)
Allowance for account receivable | ¥	¥ 1,609				¥ 0
Allowance for prepaid expenses and other current assets | ¥	95				0
Accrued expenses and other current liabilities	153,023	$ 22,186			392,293
Deferred revenue and customer advances, current	42,385	6,145	¥ 243,878		243,878	¥ 596,307
Operating lease liabilities, current	18,719	2,714			46,885
Operating lease liabilities, non-current	¥ 7,534	$ 1,092			¥ 100,329
Class A Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized | shares	1,300,000,000	1,300,000,000			1,300,000,000
Common stock, shares issued | shares	428,982,151	428,982,151			449,578,517
Common stock, shares outstanding | shares	428,982,151	428,982,151			449,578,517
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized | shares	100,000,000	100,000,000			100,000,000
Common stock, shares issued | shares	58,453,168	58,453,168			58,453,168
Common stock, shares outstanding | shares	58,453,168	58,453,168			58,453,168
VIEs
Accrued expenses and other current liabilities | ¥	¥ 35,220				¥ 93,115
Deferred revenue and customer advances, current | ¥	40,092				239,267
Operating lease liabilities, current | ¥	8,179				29,113
Operating lease liabilities, non-current | ¥	¥ 3,563				¥ 57,906